UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1776

Name of Registrant:	Vanguard Wellesley Income Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1:	Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments

As of December 31, 2008

	Shares	Market Value ($000)
Common Stocks (35.8%)
Consumer Discretionary (2.0%)
Genuine Parts Co.	2,928,900	110,888
Home Depot, Inc.	4,097,400	94,322
Fortune Brands, Inc.	463,800	19,146
Nordstrom, Inc.	773,700	10,298
The Stanley Works	20,985	715
		235,369
Consumer Staples (4.0%)
Kimberly-Clark Corp.	2,873,600	151,554
Philip Morris International Inc.	2,152,700	93,664
Altria Group, Inc.	4,607,400	69,387
Lorillard, Inc.	797,200	44,922
Unilever NV ADR	1,705,100	41,860
ConAgra Foods, Inc.	2,114,600	34,891
Diageo PLC ADR	386,000	21,902
Sysco Corp.	459,700	10,545
		468,725
Energy (3.9%)
Chevron Corp.	2,819,600	208,566
Total SA ADR	2,161,700	119,542
BP PLC ADR	2,239,200	104,660
Royal Dutch Shell PLC ADR Class B	413,956	21,290
		454,058
Financials (6.8%)
Wells Fargo & Co.	6,100,800	179,852
JPMorgan Chase & Co.	5,171,100	163,045
U.S. Bancorp	5,284,400	132,163
PNC Financial Services Group	2,613,900	128,081
Bank of America Corp.	6,871,488	96,750
The Allstate Corp.	1,499,900	49,137
Bank of New York Mellon Corp.	1,192,700	33,789
Kimco Realty Corp. REIT	872,913	15,957
		798,774
Health Care (4.5%)
Pfizer Inc.	10,034,900	177,718
Bristol-Myers Squibb Co.	4,895,300	113,816
Merck & Co., Inc.	2,582,700	78,514
GlaxoSmithKline PLC ADR	1,723,600	64,239
Wyeth	1,372,600	51,486
Eli Lilly & Co.	1,053,100	42,408
		528,181
Industrials (5.0%)
General Electric Co.	9,218,400	149,338
Waste Management, Inc.	2,780,100	92,132
Caterpillar, Inc.	1,665,700	74,407

	Eaton Corp.			1,479,400	73,541
	Illinois Tool Works, Inc.			1,443,600	50,598
	PACCAR, Inc.			1,755,600	50,210
	Rockwell Automation, Inc.			1,538,200	49,592
	Schneider Electric SA			636,154	47,364
					587,182
Information Technology (0.6%)
	Intel Corp.			4,307,900	63,154
	Analog Devices, Inc.			258,400	4,915
					68,069
Materials (1.7%)
	PPG Industries, Inc.			1,396,100	59,236
	E.I. du Pont de Nemours & Co.			1,813,200	45,874
	Packaging Corp. of America			2,702,800	36,380
	Rexam PLC			6,381,209	32,661
	International Paper Co.			1,902,850	22,454
					196,605
Telecommunication Services (3.2%)
	AT&T Inc.			6,977,880	198,870
	Verizon Communications Inc.			3,596,500	121,921
	Telefonica SA			2,501,147	56,455
					377,246
Utilities (4.1%)
	FPL Group, Inc.			3,617,000	182,043
	Dominion Resources, Inc.			2,913,000	104,402
	Consolidated Edison Inc.			1,635,700	63,678
	American Electric Power Co., Inc.			1,780,300	59,248
	PG&E Corp.			1,175,400	45,500
	SCANA Corp.			808,700	28,790
					483,661
Total Common Stocks (Cost $4,762,346)					4,197,870
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.9%)
U.S. Government Securities (0.7%)
	U.S. Treasury Note	2.375%	8/31/10	80,000	82,425

Agency Bonds and Notes (1.4%)
[1]	Federal Home Loan Bank	5.500%	7/15/36	50,000	64,223
[1]	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	14,540	15,511
[1]	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	50,000	54,916
[1]	Tennessee Valley Auth.	4.375%	6/15/15	35,000	37,906
					172,556
Conventional Mortgage-Backed Securities (5.8%)
[1,2]	Federal National Mortgage Assn.	4.500%	12/1/33–1/1/37	244,880	248,627
[2]	Government National Mortgage Assn.	6.500%	4/15/32–9/15/38	69,990	72,812
[2]	Government National Mortgage Assn.	6.000%	6/15/31–7/15/35	296	307
[2]	Government National Mortgage Assn.	5.500%	7/15/34–9/15/38	155,869	160,896

[2]	Government National Mortgage Assn.	5.000%	5/15/38–1/1/39	190,644	195,667
					678,309
Total U.S. Government and Agency Obligations (Cost $890,889)					933,290
Corporate Bonds (46.9%)
Finance (19.4%)
	Banking (13.0%)
	American Express Co.	5.500%	9/12/16	25,000	23,110
	American Express Co.	6.150%	8/28/17	35,000	34,135
[3]	ANZ National Bank International Ltd.	6.200%	7/19/13	18,665	18,101
	Banc One Corp.	7.750%	7/15/25	25,000	27,677
	Bank of America Corp.	3.375%	2/17/09	27,000	27,049
	Bank of America Corp.	4.875%	1/15/13	43,100	43,259
	Bank of America Corp.	5.375%	6/15/14	25,525	25,462
	Bank of America Corp.	5.625%	10/14/16	22,500	22,217
[2]	Bank of America Corp.	8.000%	12/29/49	2,321	1,660
[3]	Bank of Scotland PLC	4.000%	9/15/09	10,000	9,680
	BB&T Corp.	6.500%	8/1/11	25,000	25,465
	BB&T Corp.	4.750%	10/1/12	16,000	15,476
	BB&T Corp.	5.250%	11/1/19	19,000	17,000
	Citicorp	6.650%	12/15/10	25,000	23,900
	Citigroup, Inc.	4.125%	2/22/10	12,000	11,735
	Citigroup, Inc.	6.500%	1/18/11	10,000	10,079
	Citigroup, Inc.	6.625%	6/15/32	9,000	8,744
	Citigroup, Inc.	6.000%	10/31/33	15,000	13,132
	Citigroup, Inc.	5.850%	12/11/34	15,000	14,646
	Citigroup, Inc.	6.125%	8/25/36	50,000	45,810
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	18,800	19,153
	Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	23,825	22,706
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	32,500	30,475
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	13,300	14,670
	Deutsche Bank AG London	4.875%	5/20/13	30,000	30,396
	Fifth Third Bancorp.	4.200%	2/23/10	33,000	32,464
	Goldman Sachs Group, Inc.	4.750%	7/15/13	18,000	16,522
	Goldman Sachs Group, Inc.	5.250%	10/15/13	29,400	27,122
	Goldman Sachs Group, Inc.	6.125%	2/15/33	20,000	18,586
	Goldman Sachs Group, Inc.	6.450%	5/1/36	25,000	19,078
[3]	HBOS Treasury Services PLC	6.000%	11/1/33	19,000	13,138
	HSBC Bank USA	3.125%	12/16/11	25,000	25,940
	HSBC Bank USA	4.625%	4/1/14	13,100	12,465
	HSBC Bank USA	5.875%	11/1/34	21,000	20,413
	HSBC Holdings PLC	7.625%	5/17/32	15,800	17,175
	HSBC Holdings PLC	6.500%	5/2/36	22,000	22,508
	Huntington National Bank	4.375%	1/15/10	16,000	15,345
	J.P. Morgan, Inc.	6.250%	1/15/09	20,000	20,027
	JPMorgan Chase & Co.	5.750%	1/2/13	14,000	14,102
	JPMorgan Chase & Co.	4.750%	5/1/13	8,000	8,039
	JPMorgan Chase & Co.	5.125%	9/15/14	9,665	9,364
[2]	JPMorgan Chase & Co.	7.900%	12/29/49	23,350	19,381
	Mellon Funding Corp.	5.000%	12/1/14	12,000	11,003
[3]	Mizuho Finance (Cayman)	5.790%	4/15/14	32,000	28,361
^	Morgan Stanley Dean Witter	3.875%	1/15/09	36,000	35,952
	Morgan Stanley Dean Witter	5.300%	3/1/13	37,925	34,396
	Morgan Stanley Dean Witter	7.250%	4/1/32	51,100	44,475
[3]	National Australia Bank	4.800%	4/6/10	21,000	20,741
	National City Bank	5.800%	6/7/17	50,000	42,727

	National City Bank of Pennsylvania	7.250%	10/21/11	22,000	20,572
	National Westminster Bank PLC	7.375%	10/1/09	29,825	29,504
	Northern Trust Co.	4.600%	2/1/13	10,000	9,915
	PNC Bank NA	5.250%	1/15/17	16,000	15,062
	PNC Funding Corp.	2.300%	6/22/12	13,590	13,754
[2]	PNC Funding Corp.	8.250%	5/31/49	12,000	9,840
	Regions Financial Corp.	7.000%	3/1/11	25,000	24,549
	Royal Bank of Canada	5.650%	7/20/11	20,000	20,451
	Royal Bank of Scotland Group PLC	6.400%	4/1/09	14,000	13,810
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	18,975	16,024
	State Street Corp.	5.375%	4/30/17	55,500	52,564
	SunTrust Banks, Inc.	6.375%	4/1/11	15,000	15,114
	UFJ Finance Aruba AEC	6.750%	7/15/13	20,000	19,986
	US Bank NA	6.375%	8/1/11	25,000	26,081
	US Bank NA	4.950%	10/30/14	12,400	12,321
	Wachovia Bank NA	4.800%	11/1/14	19,640	18,138
	Wachovia Corp.	4.875%	2/15/14	19,250	17,600
	Wachovia Corp.	6.605%	10/1/25	15,000	13,958
[3]	WEA Finance LLC	7.125%	4/15/18	12,800	9,176
	Wells Fargo Bank NA	6.450%	2/1/11	25,000	26,063
	Wells Fargo Bank NA	5.950%	8/26/36	25,000	25,967
[2]	Wells Fargo Capital XV	9.750%	12/29/49	825	842
	Wells Fargo Financial	5.500%	8/1/12	34,100	34,747
	World Savings Bank, FSB	4.125%	12/15/09	16,000	15,880

	Brokerage (1.0%)
^	Goldman Sachs Group, Inc.	3.875%	1/15/09	30,000	29,993
	Merrill Lynch & Co., Inc.	4.125%	1/15/09	27,125	27,117
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	15,000	14,274
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	20,000	21,046
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	30,000	27,074

	Finance Companies (1.9%)
	American Express Centurion Bank	4.375%	7/30/09	11,500	11,368
	American General Finance Corp.	4.000%	3/15/11	12,000	5,760
	CIT Group Funding Co. of Canada	4.650%	7/1/10	5,000	4,388
	General Electric Capital Corp.	7.375%	1/19/10	10,000	10,228
	General Electric Capital Corp.	8.125%	5/15/12	10,000	10,875
	General Electric Capital Corp.	5.450%	1/15/13	25,550	25,827
	General Electric Capital Corp.	6.750%	3/15/32	75,000	81,283
	General Electric Capital Corp.	5.875%	1/14/38	25,000	24,842
	HSBC Finance Corp.	4.750%	7/15/13	12,225	11,331
	International Lease Finance Corp.	5.400%	2/15/12	20,000	13,750
	NYSE Euronext	4.800%	6/28/13	24,540	24,044

	Insurance (3.2%)
	ACE INA Holdings, Inc.	5.700%	2/15/17	15,000	13,654
	Aetna, Inc.	6.500%	9/15/18	5,395	5,233
	Allstate Corp.	7.500%	6/15/13	20,000	21,196
	Allstate Life Global Funding	4.250%	2/26/10	13,000	12,812
	American International Group, Inc.	4.250%	5/15/13	14,250	10,242
	American International Group, Inc.	6.250%	5/1/36	15,000	8,381

	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	38,255	38,779
	Genworth Financial, Inc.	5.125%	3/15/11	17,635	12,339
	Genworth Financial, Inc.	5.750%	5/15/13	10,000	5,789
[3]	Genworth Life Institutional Funding	5.875%	5/3/13	12,000	7,631
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	16,665	12,558
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	26,000	16,832
[3]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	18,575
[3]	MetLife Global Funding I	4.625%	8/19/10	15,000	14,509
[3]	MetLife Global Funding I	5.750%	7/25/11	15,000	14,586
[3]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	23,506
[3]	New York Life Insurance	5.875%	5/15/33	44,785	38,602
	Principal Life Income Funding	5.125%	3/1/11	18,895	18,307
	Prudential Financial, Inc.	5.800%	6/15/12	29,165	25,327
	Prudential Financial, Inc.	5.100%	9/20/14	12,000	9,257
	Prudential Financial, Inc.	4.750%	6/13/15	21,000	15,389
	Travelers Cos. Inc.	5.800%	5/15/18	11,590	11,162
	UnitedHealth Group, Inc.	5.375%	3/15/16	16,000	13,959
	XL Capital Ltd.	5.250%	9/15/14	16,000	8,814

	Real Estate Investment Trusts (0.3%)
	Brandywine Operating Partnership	5.750%	4/1/12	10,030	7,631
	Health Care Property Investors, Inc.	6.000%	1/30/17	20,000	9,440
	Simon Property Group Inc.	5.875%	3/1/17	25,000	16,363
					2,281,052
Industrial (21.4%)
	Basic Industry (1.5%)
	Alcan, Inc.	4.875%	9/15/12	10,500	7,907
	Alcan, Inc.	4.500%	5/15/13	22,300	15,873
	Alcoa, Inc.	5.720%	2/23/19	33,663	25,442
	Alcoa, Inc.	5.870%	2/23/22	11,337	8,163
	BHP Finance USA Ltd.	4.800%	4/15/13	33,500	31,883
	E.I. du Pont de Nemours & Co.	4.125%	3/6/13	27,200	26,620
	Monsanto Co.	5.500%	7/30/35	15,000	14,160
	Praxair, Inc.	6.375%	4/1/12	25,000	26,351
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	25,000	20,040

	Capital Goods (2.6%)
	Caterpillar, Inc.	6.950%	5/1/42	15,000	15,055
	Dover Corp.	4.875%	10/15/15	20,000	20,051
	General Dynamics Corp.	4.250%	5/15/13	41,100	40,707
	Illinois Tool Works, Inc.	5.750%	3/1/09	25,000	25,146
	John Deere Capital Corp.	4.625%	4/15/09	15,000	14,987
	John Deere Capital Corp.	7.000%	3/15/12	25,000	26,839
[4]	John Deere Capital Corp.	2.875%	6/19/12	25,000	25,855
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	25,000	28,825
	PACTIV Corp.	8.125%	6/15/17	20,000	18,948
[3]	Siemens Financieringsmat	5.750%	10/17/16	25,000	24,956
	Tyco International Group SA	6.000%	11/15/13	20,800	18,424
	United Technologies Corp.	7.125%	11/15/10	25,000	26,615
	United Technologies Corp.	4.875%	5/1/15	15,000	14,821

	Communication (6.9%)
	AT&T Inc.	6.250%	3/15/11	15,500	15,879
	AT&T Inc.	6.500%	9/1/37	50,000	55,731
	AT&T Wireless	8.750%	3/1/31	27,000	33,084
	BellSouth Corp.	6.000%	10/15/11	31,000	30,722
	BellSouth Corp.	6.000%	11/15/34	34,000	30,253
	CBS Corp.	7.700%	7/30/10	26,740	26,172
	Chesapeake & Potomac Telephone Co.	7.875%	1/15/22	16,000	15,136
	Comcast Cable Communications, Inc.	6.750%	1/30/11	10,000	10,108
	Comcast Corp.	5.300%	1/15/14	21,000	20,244
	Comcast Corp.	6.450%	3/15/37	20,000	19,817
	Comcast Corp.	6.950%	8/15/37	50,000	52,763
[3]	Cox Communications, Inc.	5.875%	12/1/16	40,000	34,918
	Deutsche Telekom International Finance	8.750%	6/15/30	50,000	61,501
	France Telecom	7.750%	3/1/11	24,000	25,255
	France Telecom	8.500%	3/1/31	50,000	60,500
	Gannett Co., Inc.	6.375%	4/1/12	25,000	16,316
	GTE California Inc.	6.700%	9/1/09	25,000	25,119
	Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	24,658
	New Jersey Bell Telephone Co.	8.000%	6/1/22	14,585	13,928
	News America Inc.	6.200%	12/15/34	11,000	9,703
	Telefonica Europe BV	7.750%	9/15/10	25,000	25,417
	Time Warner Cable Inc.	5.850%	5/1/17	80,000	72,494
	Verizon Communications Corp.	5.250%	4/15/13	10,800	10,640
	Verizon Communications Corp.	5.500%	4/1/17	50,000	48,778
	Verizon Global Funding Corp.	4.375%	6/1/13	14,500	13,928
[3]	Verizon Wireless Inc.	7.375%	11/15/13	18,000	18,957
	Washington Post Co.	5.500%	2/15/09	33,000	32,984

	Consumer Cyclical (2.1%)
[3]	American Honda Finance	6.700%	10/1/13	25,000	25,352
	CVS Caremark Corp.	4.875%	9/15/14	12,000	10,908
	CVS Caremark Corp.	5.750%	6/1/17	25,000	23,553
	CVS Corp.	6.125%	8/15/16	25,000	23,909
	Lowe's Cos., Inc.	5.000%	10/15/15	28,125	26,805
	McDonald's Corp.	5.750%	3/1/12	10,000	10,642
	Target Corp.	6.350%	1/15/11	16,500	17,027
	Target Corp.	5.875%	3/1/12	31,000	31,983
	The Walt Disney Co.	5.625%	9/15/16	20,000	20,702
	Time Warner, Inc.	6.875%	5/1/12	10,000	9,711
	Time Warner, Inc.	5.875%	11/15/16	50,000	45,188

	Consumer Noncyclical (5.4%)
	Abbott Laboratories	4.350%	3/15/14	20,000	20,390
	Anheuser-Busch Cos., Inc.	6.000%	4/15/11	31,125	31,422
	AstraZeneca PLC	5.900%	9/15/17	50,000	53,438
	Becton, Dickinson & Co.	4.550%	4/15/13	25,900	25,806
	Bestfoods	6.625%	4/15/28	25,000	27,006
[3]	Cargill Inc.	6.125%	9/15/36	22,000	17,590
[3]	Cargill Inc.	6.625%	9/15/37	42,830	36,572
	Clorox Co.	4.200%	1/15/10	14,535	14,380
	Coca-Cola Co.	5.750%	3/15/11	45,000	48,218
	Coca-Cola Co.	5.350%	11/15/17	50,000	53,909
	Eli Lilly & Co.	6.000%	3/15/12	10,000	10,782

	Eli Lilly & Co.	5.500%	3/15/27	20,000	20,413
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	10,000	9,998
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	15,954
	Johnson & Johnson	3.800%	5/15/13	14,895	15,600
	Johnson & Johnson	6.730%	11/15/23	15,000	18,650
	Kimberly-Clark Corp.	6.250%	7/15/18	25,000	26,899
	Kraft Foods, Inc.	5.625%	11/1/11	22,625	23,034
	Pepsico, Inc.	5.150%	5/15/12	43,869	46,259
	Procter & Gamble Co.	6.450%	1/15/26	25,000	28,592
	Procter & Gamble Co.	5.550%	3/5/37	25,000	28,042
[2]	Procter & Gamble Co. ESOP	9.360%	1/1/21	22,881	27,420
[3]	SABMiller PLC	6.500%	7/15/18	25,000	22,568
	Schering-Plough Corp.	5.550%	12/1/13	16,985	17,029

	Energy (1.5%)
	Burlington Resources, Inc.	6.500%	12/1/11	25,000	25,609
	ChevronTexaco Corp.	8.625%	4/1/32	25,000	31,964
	ConocoPhillips	7.000%	3/30/29	11,500	12,384
	ConocoPhillips Canada	5.625%	10/15/16	25,000	25,836
	Devon Financing Corp.	7.875%	9/30/31	15,000	16,443
	Encana Corp.	6.500%	8/15/34	15,000	11,991
	Halliburton Co.	5.500%	10/15/10	15,400	15,984
	Suncor Energy, Inc.	5.950%	12/1/34	28,000	20,186
	Valero Energy Corp.	7.500%	4/15/32	16,600	13,220

	Other Industrial (0.5%)
	Eaton Corp.	5.750%	7/15/12	15,600	15,603
	Eaton Corp.	5.300%	3/15/17	20,000	18,601
	Eaton Corp.	6.500%	6/1/25	10,000	9,591
	Eaton Corp.	5.250%	6/15/35	14,500	11,578

	Technology (0.8%)
	Cisco Systems Inc.	5.250%	2/22/11	18,200	18,923
	International Business Machines Corp.	5.700%	9/14/17	41,710	44,258
	International Business Machines Corp.	7.000%	10/30/25	25,000	28,423
	Pitney Bowes, Inc.	4.750%	5/15/18	10,000	9,278

	Transportation (0.1%)
	Norfolk Southern Corp.	6.200%	4/15/09	15,000	14,975
					2,513,271
Utilities (6.1%)
	Electric (6.0%)
	Alabama Power Co.	5.550%	2/1/17	11,765	11,631
	Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	13,586
	Carolina Power & Light Co.	6.300%	4/1/38	1,625	1,770
	Consolidated Edison Co. of New York	5.625%	7/1/12	16,205	16,241
	Consolidated Edison Co. of New York	4.875%	2/1/13	9,700	9,501
	Consolidated Edison Co. of New York	6.300%	8/15/37	50,000	49,211
	Duke Energy Carolinas LLC	5.250%	1/15/18	29,190	29,763
	Duke Energy Corp.	6.250%	1/15/12	20,000	20,743
[3]	EDP Finance BV	6.000%	2/2/18	50,000	41,847
	Exelon Corp.	6.750%	5/1/11	17,500	17,303

	Florida Power & Light Co.	4.850%	2/1/13	12,000	12,025
	Florida Power & Light Co.	6.200%	6/1/36	22,452	24,933
	Florida Power Corp.	6.650%	7/15/11	25,000	26,160
	Georgia Power Co.	5.700%	6/1/17	50,000	50,572
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	35,000	33,804
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	40,000	42,595
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	12,000	11,005
	NiSource Finance Corp.	6.400%	3/15/18	50,000	32,427
	NStar Electric Co.	4.875%	10/15/12	20,800	20,821
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	9,110
	PECO Energy Co.	4.750%	10/1/12	12,000	11,682
	Potomac Electric Power	6.500%	11/15/37	8,000	7,825
	SCANA Corp.	6.875%	5/15/11	25,000	25,648
	SCANA Corp.	6.250%	2/1/12	28,930	28,815
	Southern California Edison Co.	5.000%	1/15/14	11,800	12,040
	Southern California Edison Co.	5.500%	8/15/18	25,000	25,988
	Southern Co.	5.300%	1/15/12	20,000	20,226
	Southwestern Electric Power	5.550%	1/15/17	20,000	18,734
	Virginia Electric & Power Co.	4.750%	3/1/13	16,350	15,933
	Virginia Electric & Power Co.	5.950%	9/15/17	50,000	50,579
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	13,319

	Natural Gas (0.1%)
[3]	Duke Energy Field Services	6.450%	11/3/36	9,375	6,822
					712,659
Total Corporate Bonds (Cost $5,770,622)					5,506,982
Sovereign Bonds (U.S. Dollar-Denominated) (5.5%)
	Asian Development Bank	4.500%	9/4/12	40,000	42,937
	BK Nederlandse Gemeenten	6.000%	3/26/12	50,000	55,379
[3]	Corporacion Nacional del Cobre	6.150%	10/24/36	14,855	12,813
	European Investment Bank	4.000%	3/3/10	20,000	20,477
	European Investment Bank	4.625%	5/15/14	54,000	58,369
	European Investment Bank	4.625%	10/20/15	15,000	16,314
	Export Development Canada	4.625%	4/1/10	50,000	52,372
	International Bank for Reconstruction & Development	4.125%	6/24/09	11,800	11,923
	Japan Bank International	4.750%	5/25/11	35,000	36,977
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	22,000	23,270
	Oesterreichische Kontrollbank	4.500%	3/9/15	17,000	18,651
	Province of Manitoba	4.450%	4/12/10	20,000	20,613
	Province of New Brunswick	5.200%	2/21/17	30,000	34,199
	Province of Ontario	5.000%	10/18/11	20,000	20,957
	Province of Ontario	4.950%	6/1/12	50,000	52,820
	Province of Ontario	5.125%	7/17/12	25,000	26,605
	Province of Ontario	4.500%	2/3/15	40,000	42,222
	Province of Quebec	6.125%	1/22/11	19,500	20,900
	Province of Quebec	5.125%	11/14/16	20,000	21,465
Quebec Hydro Electric	6.300%	5/11/11	50,000	53,479
Total Sovereign Bonds (Cost $605,772)				642,742

Taxable Municipal Bonds (2.7%)
Illinois (Taxable Pension) GO	4.950%	6/1/23	21,275	19,737
Illinois (Taxable Pension) GO	5.100%	6/1/33	70,000	61,319
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	46,080	46,605
North Carolina Duke Univ. Rev.	5.850%	4/1/37	62,165	58,822
Oregon School Board Assn.	4.759%	6/30/28	15,000	12,621
President and Fellows of Harvard College	6.300%	10/1/37	68,000	73,404
Southern California Public Power Auth.	6.930%	5/15/17	30,000	34,256
Wisconsin Public Service Rev.	5.700%	5/1/26	9,000	8,188
Total Taxable Municipal Bonds (Cost $331,204)				314,952
Temporary Cash Investments (1.2%)

		Coupon		Shares	Market Value ($000)
Money Market Fund (0.6%)
[5,6]	Vanguard Market Liquidity Fund	1.378%		65,204,880	65,205
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.6%)
	BNP Paribas Securities Corp. (Dated 12/31/08, Repurchase Value $74,339,000, collateralized by U.S. Treasury Bond 6.250%, 8/15/23)	0.005%	1/2/09	74,339	74,339

Total Temporary Cash Investments (Cost $139,544)					139,544
Total Investments (100.0%) (Cost $12,500,377)					11,735,380
[6]Other Assets and Liabilities-Net (0.0%)					(5,642)
Net Assets (100%)					11,729,738

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $63,772,000.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $459,001,000, representing 3.9% of net assets.
4	Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6	Includes $65,205,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Wellesley Income Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At December 31, 2008, the cost of investment securities for tax purposes was $12,500,377,000. Net unrealized depreciation of investment securities for tax purposes was $764,997,000, consisting of unrealized gains of $458,109,000 on securities that had risen in value since their purchase and $1,223,106,000 in unrealized losses on securities that had fallen in value since their purchase.

Wellesley Income Fund

Swap Contracts: The fund has purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At December 31, 2008, the fund had the following open swap contracts:

Credit Default Swaps
					Unrealized
			Notional		Appreciation
	Termination		Amount	Premium	(Depreciation)
Reference Entity	Date	Counter-party [1]	($000)	Paid	($000)
Credit Protection Purchased
XL Capital Ltd.	9/20/14	GS	9,000	5.000%	1,593

1 GS-Goldman Sachs Capital Markets.

The fund also made initial premium payments totaling $1,755,000 in connection with the swap contracts.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Swap Contracts ($000)
Level 1- Quoted prices	4,126,595	-
Level 2- Other significant observable inputs	7,608,785	1,593
Level 3- Significant unobservable inputs	-	-
Total	11,735,350	1,593

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: FEBRUARY 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: FEBRUARY 13, 2009

VANGUARD WELLESLEY INCOME FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: FEBRUARY 13, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.